Treasury Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Treasury Stock
1 5 .	Treasury stocks
2018 Equity Incentive Plan

In April 2018, the Company established a trust to hold 51,624,000 of the Company’s issued ordinary shares. These ordinary shares were contributed by the
Co-Founders
and employees and held in a trust (the “Trust”) for the benefit of the employees who are under the 2018 Equity Incentive Plan (Note 1
6
).
In February 2019, 403,157 issued ordinary shares were contributed by the then existing shareholders to the Trust for future share awards.
The ordinary shares issued to the Trust are accounted for as treasury stocks of the Company and presented as such for all periods presented. The Trust does not hold any other assets or liabilities as of
 December 31, 2020 and 2021, nor earn any income nor incur any expenses for the years ended December 31, 2019, 2020 and 2021.

Upon the completion of the Company’s IPO in November 2019, 13,928,205 restricted share units and 16,000,000 restricted ordinary shares that have been vested under the 2018 Equity Incentive Plan (Note 1
6
) were transferred from treasury stocks to ordinary shares.
In 2020, 4,002,052 restricted share units were transferred from treasury stock to ordinary shares. For the year ended December 31, 2021, 5,757,945 restricted share units that have been vested were transferred from treasury stock to ordinary shares under the 2018 Incentive Plan (Note 16).
As of December 31, 2021, 12,338,955 issued ordinary shares are accounted as treasury stocks.
Amended 2018 Plan

In April 2021, the Board of Directors of the Company amended the 2018 Plan (the “Amended 2018 Plan”) (Note 16). In May and September 2021, the Company issued 94,927,065 Class A ordinary shares and 63,774,885 Class A ordinary shares, which were then reserved under the Amended 2018 Plan. For the year ended December 31, 2021, 95,816,325 restricted share units that have been vested were transferred from treasury stock to ordinary shares under the Amended 2018 Plan. Under the Amended 2018 Plan, the Company withholds the shares issued to the employees to meet the income tax withholding requirement upon the vesting of the Restricted share units. For the year ended December 31, 2021, the Company withheld 33,255,495 Class A ordinary shares for RMB150,706 and sold 13,043,895 Class A ordinary shares for RMB45,728. The Company did not retire any of the repurchased Class A ordinary shares. As of December 31, 2021, 83,097,225 issued ordinary shares are accounted as treasury stocks.
Share Repurchase Program
Effective September 9, 2020, the Board of Directors approved a share repurchase program to repurchase in the open market up to
US$10
million worth of its outstanding (i) ADS each representing 15 Class A ordinary shares, and/or (ii) Class A ordinary shares over the next 12 months starting from September 22, 2020 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with Canaan’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules.
During the year ended
December 31, 2020, total of 1,719,946 outstanding ADSs (25,799,190 shares) were repurchased but have not been retired with a total consideration of RMB23,915, which is shown as treasury stock (Note 2(a
f
)).
Effective September 19, 2021, the Board of Directors approved a share repurchase program to repurchase in the open market up to US$20 million worth of its outstanding (i) American Depositary Share (“ADS”) each representing 15 Class A ordinary shares, and or (ii) Class A ordinary shares over the next 12 months starting from September 20, 2021 depending on a number of factors, including, but not limited to, price, trading volume and general market conditions, along with Canaan’s working capital requirements and general business conditions, the relevant rules under United States securities laws and regulations, and the relevant stock exchange rules.

During the year ended December 31, 2021, total of 2,312,215 outstanding ADSs (34,683,225 shares) were repurchased but have not been retired with a total consideration of RMB103,543, which is shown as treasury stock (Note 2(af)).
As of December 31, 2021, a total of 60,482,415 repurchased ordinary shares are accounted as treasury stocks.